Financing Activities	12 Months Ended
Dec. 31, 2015
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8

Appalachian Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2015 and 2014 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2015 and 2014 are described in the following tables:

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in millions)
APCo	$44.2	$542.2	$12.6	$104.5	$48.5	$600.0
I&M	150.7	158.9	73.2	39.1	(129.0)	500.0
OPCo	120.3	405.4	34.8	107.3	312.5	400.0
PSO	177.0	—	93.7	—	(154.2)	300.0
SWEPCo	153.5	51.3	71.0	24.4	41.0	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2015 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2015, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2015
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2015	2014	2013
Maximum Interest Rate	0.87%	0.59%	0.43%
Minimum Interest Rate	0.37%	0.24%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2015, 2014 and 2013 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2015	2014	2013	2015	2014	2013
APCo	0.53%	0.29%	0.33%	0.47%	0.29%	0.33%
I&M	0.49%	0.31%	0.36%	0.48%	0.30%	0.32%
OPCo	—%	0.27%	0.33%	0.48%	0.34%	0.32%
PSO	0.49%	0.29%	0.34%	0.48%	—%	0.33%
SWEPCo	0.53%	0.29%	0.34%	0.48%	0.32%	0.36%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool for the year ended December 31, 2015 are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2015	0.87%	0.37%	0.48%

Interest expense related to short-term borrowing activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.2	$—	$0.4
I&M	0.8	0.1	0.1
OPCo	—	—	0.5
PSO	0.1	0.3	—
SWEPCo	0.1	0.2	—

Interest income related to short-term lending activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.4	$0.3	$0.1
I&M	0.1	0.1	0.9
OPCo	1.3	0.2	0.2
PSO	0.4	—	0.1
SWEPCo	0.4	—	0.1

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, in SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $4 thousand of interest income for the year ended December 31, 2015.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8

Indiana Michigan Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2015 and 2014 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2015 and 2014 are described in the following tables:

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in millions)
APCo	$44.2	$542.2	$12.6	$104.5	$48.5	$600.0
I&M	150.7	158.9	73.2	39.1	(129.0)	500.0
OPCo	120.3	405.4	34.8	107.3	312.5	400.0
PSO	177.0	—	93.7	—	(154.2)	300.0
SWEPCo	153.5	51.3	71.0	24.4	41.0	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2015 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2015, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2015
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2015	2014	2013
Maximum Interest Rate	0.87%	0.59%	0.43%
Minimum Interest Rate	0.37%	0.24%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2015, 2014 and 2013 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2015	2014	2013	2015	2014	2013
APCo	0.53%	0.29%	0.33%	0.47%	0.29%	0.33%
I&M	0.49%	0.31%	0.36%	0.48%	0.30%	0.32%
OPCo	—%	0.27%	0.33%	0.48%	0.34%	0.32%
PSO	0.49%	0.29%	0.34%	0.48%	—%	0.33%
SWEPCo	0.53%	0.29%	0.34%	0.48%	0.32%	0.36%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool for the year ended December 31, 2015 are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2015	0.87%	0.37%	0.48%

Interest expense related to short-term borrowing activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.2	$—	$0.4
I&M	0.8	0.1	0.1
OPCo	—	—	0.5
PSO	0.1	0.3	—
SWEPCo	0.1	0.2	—

Interest income related to short-term lending activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.4	$0.3	$0.1
I&M	0.1	0.1	0.9
OPCo	1.3	0.2	0.2
PSO	0.4	—	0.1
SWEPCo	0.4	—	0.1

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, in SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $4 thousand of interest income for the year ended December 31, 2015.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8

Ohio Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2015 and 2014 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2015 and 2014 are described in the following tables:

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in millions)
APCo	$44.2	$542.2	$12.6	$104.5	$48.5	$600.0
I&M	150.7	158.9	73.2	39.1	(129.0)	500.0
OPCo	120.3	405.4	34.8	107.3	312.5	400.0
PSO	177.0	—	93.7	—	(154.2)	300.0
SWEPCo	153.5	51.3	71.0	24.4	41.0	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2015 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2015, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2015
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2015	2014	2013
Maximum Interest Rate	0.87%	0.59%	0.43%
Minimum Interest Rate	0.37%	0.24%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2015, 2014 and 2013 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2015	2014	2013	2015	2014	2013
APCo	0.53%	0.29%	0.33%	0.47%	0.29%	0.33%
I&M	0.49%	0.31%	0.36%	0.48%	0.30%	0.32%
OPCo	—%	0.27%	0.33%	0.48%	0.34%	0.32%
PSO	0.49%	0.29%	0.34%	0.48%	—%	0.33%
SWEPCo	0.53%	0.29%	0.34%	0.48%	0.32%	0.36%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool for the year ended December 31, 2015 are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2015	0.87%	0.37%	0.48%

Interest expense related to short-term borrowing activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.2	$—	$0.4
I&M	0.8	0.1	0.1
OPCo	—	—	0.5
PSO	0.1	0.3	—
SWEPCo	0.1	0.2	—

Interest income related to short-term lending activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.4	$0.3	$0.1
I&M	0.1	0.1	0.9
OPCo	1.3	0.2	0.2
PSO	0.4	—	0.1
SWEPCo	0.4	—	0.1

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, in SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $4 thousand of interest income for the year ended December 31, 2015.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8

Public Service Co Of Oklahoma [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2015 and 2014 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2015 and 2014 are described in the following tables:

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in millions)
APCo	$44.2	$542.2	$12.6	$104.5	$48.5	$600.0
I&M	150.7	158.9	73.2	39.1	(129.0)	500.0
OPCo	120.3	405.4	34.8	107.3	312.5	400.0
PSO	177.0	—	93.7	—	(154.2)	300.0
SWEPCo	153.5	51.3	71.0	24.4	41.0	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2015 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2015, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2015
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2015	2014	2013
Maximum Interest Rate	0.87%	0.59%	0.43%
Minimum Interest Rate	0.37%	0.24%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2015, 2014 and 2013 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2015	2014	2013	2015	2014	2013
APCo	0.53%	0.29%	0.33%	0.47%	0.29%	0.33%
I&M	0.49%	0.31%	0.36%	0.48%	0.30%	0.32%
OPCo	—%	0.27%	0.33%	0.48%	0.34%	0.32%
PSO	0.49%	0.29%	0.34%	0.48%	—%	0.33%
SWEPCo	0.53%	0.29%	0.34%	0.48%	0.32%	0.36%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool for the year ended December 31, 2015 are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2015	0.87%	0.37%	0.48%

Interest expense related to short-term borrowing activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.2	$—	$0.4
I&M	0.8	0.1	0.1
OPCo	—	—	0.5
PSO	0.1	0.3	—
SWEPCo	0.1	0.2	—

Interest income related to short-term lending activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.4	$0.3	$0.1
I&M	0.1	0.1	0.9
OPCo	1.3	0.2	0.2
PSO	0.4	—	0.1
SWEPCo	0.4	—	0.1

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, in SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $4 thousand of interest income for the year ended December 31, 2015.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8

Southwestern Electric Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2015, 2014 and 2013:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2015 and 2014:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2015	2015	2014	2015	2014
AEP					(in millions)
Senior Unsecured Notes	2015-2045	5.09%	1.65%-8.13%	1.65%-8.13%	$13,629.1	$12,562.1
Pollution Control Bonds (a)	2015-2038 (b)	2.71%	0.01%-6.30%	0.04%-6.30%	1,784.8	1,951.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.47%	0.925%-6.60%	0.983%-8.03%	264.7	274.1	(d)
Securitization Bonds	2015-2031	3.66%	0.88%-6.25%	0.88%-6.25%	2,024.0	2,360.9
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2059	1.62%	1.15%-13.718%	1.15%-13.718%	1,604.5	1,098.0
Total Long-term Debt Outstanding					$19,572.7	$18,512.4	(d)

APCo
Senior Unsecured Notes	2015-2045	5.39%	3.40%-7.00%	3.40%-7.95%	$2,970.4	$2,976.1
Pollution Control Bonds (a)	2015-2038 (b)	1.70%	0.01%-5.375%	0.04%-5.375%	616.5	530.6
Notes Payable – Affiliated	2015			3.125%	—	86.0
Securitization Bonds	2024-2031	2.85%	2.008%-3.772%	2.008%-3.772%	341.5	363.7
Other Long-term Debt	2026	13.718%	13.718%	13.718%	2.3	2.3
Total Long-term Debt Outstanding					$3,930.7	$3,958.7

I&M
Senior Unsecured Notes	2015-2037	5.82%	3.20%-7.00%	3.20%-7.00%	$1,117.0	$1,240.8
Pollution Control Bonds (a)	2015-2025 (b)	1.79%	0.01%-4.625%	0.04%-4.625%	225.1	224.8
Notes Payable – Nonaffiliated (c)	2016-2019	1.02%	0.925%-2.12%	0.983%-2.12%	175.5	176.7
Spent Nuclear Fuel Obligation (e)					265.6	265.5
Other Long-term Debt	2015-2025	2.14%	1.81%-6.00%	1.55%-6.00%	216.8	111.8
Total Long-term Debt Outstanding					$2,000.0	$2,019.6

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,938.9	$1,937.3
Pollution Control Bonds (a)	2015-2038 (b)	5.80%	5.80%	3.125%-5.80%	32.2	118.2
Securitization Bonds	2018-2020	1.56%	0.958%-2.049%	0.958%-2.049%	185.3	229.9
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.3	1.4
Total Long-term Debt Outstanding					$2,157.7	$2,286.8

PSO
Senior Unsecured Notes	2016-2045	5.11%	3.17%-6.625%	4.40%-6.625%	$1,142.7	$893.0
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2016-2027	1.80%	1.587%-3.00%	1.482%-3.00%	130.8	131.1
Total Long-term Debt Outstanding					$1,286.1	$1,036.7

SWEPCo
Senior Unsecured Notes	2015-2045	5.28%	3.55%-6.45%	3.55%-6.45%	$1,961.0	$1,816.9
Pollution Control Bonds (a)	2015-2019 (b)	3.62%	1.60%-4.95%	3.25%-4.95%	134.5	134.4
Notes Payable – Nonaffiliated (c)	2024-2032	5.15%	4.58%-6.37%	4.58%-6.37%	78.6	81.9
Other Long-term Debt	2017	1.82%	1.82%	1.73%	99.4	99.2
Total Long-term Debt Outstanding					$2,273.5	$2,132.4

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

Long-term debt outstanding as of December 31, 2015 is payable as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$1,831.8	$318.0	$162.9	$395.9	$275.4	$3.3
2017	2,689.6	273.5	68.5	46.4	0.5	353.3
2018	1,726.9	124.0	318.0	397.0	0.5	384.9
2019	1,813.2	180.4	484.1	48.0	250.5	456.7
2020	368.2	24.9	1.8	0.1	13.1	3.3
After 2020	11,262.4	3,045.0	975.1	1,283.1	753.5	1,087.4
Principal Amount	19,692.1	3,965.8	2,010.4	2,170.5	1,293.5	2,288.9
Unamortized Discount, Net and Debt Issuance Costs	(119.4)	(35.1)	(10.4)	(12.8)	(7.4)	(15.4)
Total Long-term Debt Outstanding	$19,572.7	$3,930.7	$2,000.0	$2,157.7	$1,286.1	$2,273.5

In January 2016 and February 2016, I&M retired $14 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2016, APCo retired $75 million of variable rate Pollution Control Bonds due in 2016 and issued $75 million of variable rate Pollution Control Bonds due on demand.

In January 2016, OPCo retired $23 million of Securitization Bonds.

In January 2016, TCC retired $128 million of Securitization Bonds.

In February 2016, APCo retired $11 million of Securitization Bonds.

In February 2016, Transource Missouri drew $3 million on an existing $300 million variable rate credit facility due in 2018.

As of December 31, 2015, trustees held, on behalf of AEP, $554 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2015, none of AEP’s retained earnings were restricted for the purpose of the payment of dividends.
Utility Subsidiaries’ Restrictions

AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

Certain AEP subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2015, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was $8.1 billion. As of December 31, 2015, none of APCo’s retained earnings had restrictions related to the payment of dividends to Parent, while $92 million, $105 million and $354 million of I&M’s, PSO’s and SWEPCo’s retained earnings, respectively, had restrictions related to the payment of dividends to Parent.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” As of December 31, 2015, this restriction did not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2015, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2015 was $788 million and the weighted average interest rate of commercial paper outstanding during 2015 was 0.46%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2015		2014
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$675.0	0.30%	$744.0	0.22%
Commercial Paper	125.0	0.81%	602.0	0.59%
Total Short-term Debt	$800.0		$1,346.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2015 and 2014 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2015 and 2014 are described in the following tables:

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in millions)
APCo	$44.2	$542.2	$12.6	$104.5	$48.5	$600.0
I&M	150.7	158.9	73.2	39.1	(129.0)	500.0
OPCo	120.3	405.4	34.8	107.3	312.5	400.0
PSO	177.0	—	93.7	—	(154.2)	300.0
SWEPCo	153.5	51.3	71.0	24.4	41.0	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2015 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2015, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2015
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2015	2014	2013
Maximum Interest Rate	0.87%	0.59%	0.43%
Minimum Interest Rate	0.37%	0.24%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2015, 2014 and 2013 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2015	2014	2013	2015	2014	2013
APCo	0.53%	0.29%	0.33%	0.47%	0.29%	0.33%
I&M	0.49%	0.31%	0.36%	0.48%	0.30%	0.32%
OPCo	—%	0.27%	0.33%	0.48%	0.34%	0.32%
PSO	0.49%	0.29%	0.34%	0.48%	—%	0.33%
SWEPCo	0.53%	0.29%	0.34%	0.48%	0.32%	0.36%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool for the year ended December 31, 2015 are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2015	0.87%	0.37%	0.48%

Interest expense related to short-term borrowing activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.2	$—	$0.4
I&M	0.8	0.1	0.1
OPCo	—	—	0.5
PSO	0.1	0.3	—
SWEPCo	0.1	0.2	—

Interest income related to short-term lending activities with the Utility Money Pool and the Nonutility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$0.4	$0.3	$0.1
I&M	0.1	0.1	0.9
OPCo	1.3	0.2	0.2
PSO	0.4	—	0.1
SWEPCo	0.4	—	0.1

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, in SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $4 thousand of interest income for the year ended December 31, 2015.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2017.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2015	2014	2013
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.30%	0.22%	0.23%
Net Uncollectible Accounts Receivable Written Off	$34.1	$40.1	$34.9

	December 31,
	2015	2014
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$924.8	$974.5
Total Principal Outstanding	675.0	744.0
Delinquent Securitized Accounts Receivable	48.3	43.9
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	17.5	12.9
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	357.8	335.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Sale of Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2015 and 2014 was as follows:

	December 31,
Company	2015	2014
	(in millions)
APCo	$135.4	$159.8
I&M	134.8	137.5
OPCo	351.4	365.8
PSO	116.1	112.9
SWEPCo	151.8	148.7

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$7.6	$8.9	$6.5
I&M	8.4	7.9	6.5
OPCo	30.7	28.8	21.6
PSO	5.8	5.9	5.6
SWEPCo	7.0	6.8	5.9

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$1,453.8	$1,519.3	$1,443.0
I&M	1,553.0	1,488.6	1,458.8
OPCo	2,569.4	2,647.6	2,620.5
PSO	1,326.1	1,321.1	1,232.4
SWEPCo	1,597.8	1,655.8	1,533.8